CONSOLIDATED STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reservoir Holdings Inc And Subsidiaries
Revenues	$ 81,777,789	$ 63,238,672
Costs and expenses:
Cost of Revenue	32,991,979	27,305,489
Amortization and depreciation	14,128,604	8,423,197
Administration expenses	14,986,085	12,032,673
Total costs and expenses	62,106,668	47,761,359
Operating income	19,671,121	15,477,313
Interest expense	(8,972,100)	(6,463,381)
(Loss) gain on foreign exchange	(910,799)	30,700
Gain (loss) on fair value of swaps	2,988,322	(5,555,702)
Interest and other income	13,243	76,894
Gain on retirement of RMM Issuer debt		10,644,084
Income before income taxes	12,789,787	14,209,908
Income tax expense	2,454,153	4,199,141
Net income	10,335,634	10,010,767
Net (income) loss attributable to noncontrolling interests	(46,673)	47,027
Net income attributable to Reservoir Holdings Inc.	$ 10,288,961	$ 10,057,794
Earnings per common share (Note 14):
Basic	$ 45.29	$ 51.38
Diluted	$ 45.29	$ 51.38
Weighted average common shares outstanding (Note 14):
Basic	144,698	128,875
Diluted	227,198	195,740